Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (4,911,374)	$ (7,068,593)
Adjustments to reconcile net income (loss) to net cash used in operation activities:
Depreciation and amortization	162,670	143,622
Share-based compensation	456,001	1,186,658
Amortization of deferred issuance costs	497,656	0
Changes in fair value of warrants and derivative	(646,319)	0
Non-cash interest related to bridge funding	98,685	0
Warrants issued as non- cash finance charge	72,862	0
Share-based vendor payments	0	102,000
Loss on disposal of furniture and equipment	0	3,789
Interest conversion discount settled in equity	0	1,299,507
Change in assets and liabilities
Accounts receivable	(1,491)	(12,290)
Prepaids and other current assets	(38,539)	(87,522)
Accounts payable	220,633	(603,102)
Accrued and other liabilities	448,459	(113,893)
Accrued interest on promissory and convertible notes	(6,190)	200,712
Net cash (used in) operations	(3,646,947)	(4,949,112)
Investing Activities
Proceeds from sale of furniture	0	1,000
Intangible assets - Patents	(119,522)	(208,870)
Net cash (used in) investing activities	(119,522)	(207,870)
Financing Activities
Bridge funding issuance costs	(323,301)	0
Equity line issuance costs	(74,916)	0
Proceeds from equity line	1,462,949	0
Proceeds from issuance of promissory notes	2,250,000	0
Proceeds from sale of Series A preferred stock	1,000	0
Redemption of Series A Preferred stock	(1,000)	0
IPO cash issuance costs	0	(365,060)
Repayment of promissory notes	0	(2,000,000)
Issuance of common stock and warrants related to IPO, net deductions	0	8,552,318
Net cash provided by financing activities	3,314,732	6,187,258
Net increase (decrease) in cash and cash equivalents	(451,737)	1,030,276
Cash, cash equivalents, and restricted cash, beginning of period	1,482,806	452,530
Cash, cash equivalents, and restricted cash, end of period	1,031,069	1,482,806
Non- cash activities
Accrued debt issuance costs related to bridge funding	22,150	0
Accrued debt issuance costs related to equity line	129,731	0
Issuance of warrants related to bridge funding	67,500	0
Original issuance discount (15%) related to bridge funding	344,118	0
Liability to issue common shares	33,297	0
Issuance of commitment shares related to bridge funding	175,619	0
Fair value of warrants and derivative related to first tranche bridge funding	742,988	0
Fair value of warrants and derivative related to second tranche bridge funding	153,810	0
Fair value of warrants and derivative related to third tranche bridge funding	160,012	0
Dividends accrued on preferred shares	0	415,523
Conversion of preferred stock to common stock	0	25,754,379
Conversion of preferred stock dividends to common stock	0	4,272,421
Conversion of accrued interest on promissory notes to common stock and warrants	0	1,856,438
Issuance of underwriter's warrants related to IPO	0	199,246
Designation of prepaid expenses to IPO issuance costs	$ 0	$ 165,403